Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue:
Premiums	$ 244,777	$ 244,226	$ 241,704
Policy fees	1,295,485	1,330,651	1,286,614
Premiums and policy fees, ceded	(132,983)	(125,286)	(120,221)
Net premiums and policy fees	1,407,279	1,449,591	1,408,097
Interest and similar income, net	4,325,737	4,175,469	3,955,659
Change in fair value of assets and liabilities	(178,238)	(532,720)	1,841,989
Realized investment (losses) gains, net	(49,325)	94,413	77,762
Fee and commission revenue	274,562	293,333	282,058
Other revenue	35,292	10,066	29,762
Total revenue	5,815,307	5,490,152	7,595,327
Benefits and expenses:
Policyholder benefits	1,000,589	1,031,440	689,319
Change in fair value of annuity and life embedded derivatives	275,808	588,595	4,955,984
Benefit recoveries	(527,978)	(499,825)	(371,608)
Net interest credited to account values	1,634,759	1,482,884	602,130
Net benefits and expenses	2,383,178	2,603,094	5,875,825
Commissions and other agent compensation	1,333,439	1,167,109	1,537,224
General and administrative expenses	695,949	637,328	675,176
Change in deferred acquisition costs, net	259,407	239,259	(673,086)
Total benefits and expenses	4,671,973	4,646,790	7,415,139
Income from operations before income taxes	1,143,334	843,362	180,188
Income tax expense (benefit):
Current	558,016	551,052	265,586
Deferred	(202,860)	(307,986)	(240,863)
Total income tax expense	355,156	243,066	24,723
Net income	788,178	600,296	155,465
Realized investment losses, net:
Total other-than-temporary impairment losses on securities	(174,823)	(58,975)	(6,445)
Portion of loss recognized in other comprehensive income	0	0	0
Net impairment losses recognized in Realized investment losses, net	(174,823)	(58,975)	(6,445)
Other net realized gains	125,498	153,388	84,207
Net realized investment (losses) gains	$ (49,325)	$ 94,413	$ 77,762